Other Non-Operating Expense, Net (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of Additional Information [Abstract]
Schedule of other non-operating income (expense), net	Other non-operating expense, net consisted of the following:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Net loss on exchange derivative and capped calls	$(616,446)	$(335,953)	$(533,908)
Foreign currency exchange gain (loss), net	4,054	910	(702)
Contributions to Atlassian Foundation	(7,809)	(5,282)	(3,629)
Other income (expense)	(558)	1,839	2,786
Other non-operating expense, net	$(620,759)	$(338,486)	$(535,453)